Debt, Lease Liabilities and Other Notes Payable - Reconciliation of long-term debt and lease liabilities arising from financing activities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Finance cost	$ 10,482,168	$ 11,275,198	$ 10,566,966
Principal amount	123,877,278
Revolving credit facility with a syndicate of banks
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Principal amount				$ 618
Total debt and lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	131,691,281	133,239,894
Balance at beginning of the period		131,741,812
New Debt and Leases	14,770,694	24,298,075
Payments	(19,635,231)	(23,482,843)
New Debt	(735,785)	845,507
Foreign Exchange Income	5,022,034	(3,258,027)
Interest	534,535	48,675
Balance at end of the period	133,169,629	131,691,281	133,239,894
Debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	122,378,292	123,124,638
Balance at beginning of the period		122,378,292
New Debt and Leases	14,770,694	24,298,075
Payments	(18,013,183)	(21,989,156)
Foreign Exchange Income	4,741,475	(3,055,265)
Balance at end of the period	123,877,278	122,378,292	123,124,638
Finance Costs
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Finance cost		50,531
Payments		(50,531)
Satellite transponder lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	4,014,567	4,569,773
Balance at beginning of the period		4,014,567
Payments	(456,465)	(387,428)
Foreign Exchange Income	260,457	(167,778)
Balance at end of the period	3,818,559	4,014,567	4,569,773
Other lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	707,248	748,171
Balance at beginning of the period		707,248
Payments	(211,812)	(172,195)
New Debt	(195,308)	82,597
Interest	37,756	48,675
Balance at end of the period	728,500	707,248	748,171
Lease liabilities recognized as of January 1,2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance at beginning of the period	4,641,705	4,797,312
Balance at beginning of the period		4,641,705
Payments	(953,771)	(883,533)
New Debt	(540,477)	762,910
Foreign Exchange Income	20,102	(34,984)
Interest	496,779
Balance at end of the period	$ 4,745,292	$ 4,641,705	$ 4,797,312